Schedule of Investments (unaudited)
July 31, 2024
 ClearBridge Mid Cap Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.1%
Communication Services — 2.4%
Entertainment — 1.0%
Live Nation Entertainment Inc.	185,000	$17,795,150 *
Interactive Media & Services — 1.4%
Pinterest Inc., Class A Shares	789,000	25,208,550 *

Total Communication Services		43,003,700
Consumer Discretionary — 6.2%
Diversified Consumer Services — 1.2%
Service Corp. International	261,000	20,856,510
Hotels, Restaurants & Leisure — 1.6%
Expedia Group Inc.	229,000	29,236,430 *
Household Durables — 1.3%
Mohawk Industries Inc.	148,000	23,838,360 *
Specialty Retail — 2.1%
Chewy Inc., Class A Shares	836,000	20,214,480 *
Ross Stores Inc.	131,000	18,763,130
Total Specialty Retail		38,977,610

Total Consumer Discretionary		112,908,910
Consumer Staples — 7.0%
Consumer Staples Distribution & Retail — 5.4%
Casey’s General Stores Inc.	126,000	48,867,840
Performance Food Group Co.	713,000	49,197,000 *
Total Consumer Staples Distribution & Retail		98,064,840
Personal Care Products — 1.6%
Coty Inc., Class A Shares	2,950,000	29,352,500 *

Total Consumer Staples		127,417,340
Energy — 5.9%
Energy Equipment & Services — 2.8%
Baker Hughes Co.	837,000	32,408,640
Noble Corp. PLC	387,000	18,274,140
Total Energy Equipment & Services		50,682,780
Oil, Gas & Consumable Fuels — 3.1%
Coterra Energy Inc.	697,000	17,982,600
Diamondback Energy Inc.	76,000	15,375,560
EQT Corp.	655,000	22,604,050
Total Oil, Gas & Consumable Fuels		55,962,210

Total Energy		106,644,990
Financials — 14.2%
Banks — 2.9%
Fifth Third Bancorp	401,000	16,978,340
PNC Financial Services Group Inc.	94,000	17,023,400
US Bancorp	423,000	18,984,240
Total Banks		52,985,980
Capital Markets — 5.4%
Blue Owl Capital Inc.	1,433,000	27,327,310
Houlihan Lokey Inc.	217,000	32,604,250
See Notes to Schedule of Investments.

ClearBridge Mid Cap Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2024
 ClearBridge Mid Cap Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
KKR & Co. Inc.	131,000	$16,171,950
Raymond James Financial Inc.	196,000	22,736,000
Total Capital Markets		98,839,510
Financial Services — 0.8%
Corpay Inc.	47,000	13,715,540 *
Insurance — 5.1%
Arch Capital Group Ltd.	458,000	43,867,240 *
Everest Group Ltd.	24,000	9,428,880
Hartford Financial Services Group Inc.	353,000	39,154,760
Total Insurance		92,450,880

Total Financials		257,991,910
Health Care — 11.9%
Biotechnology — 1.6%
Argenx SE, ADR	32,462	16,746,172 *
Ultragenyx Pharmaceutical Inc.	295,000	13,280,900 *
Total Biotechnology		30,027,072
Health Care Equipment & Supplies — 3.1%
IDEXX Laboratories Inc.	20,000	9,522,400 *
STERIS PLC	115,000	27,457,400
Teleflex Inc.	84,000	18,557,280
Total Health Care Equipment & Supplies		55,537,080
Life Sciences Tools & Services — 7.2%
Avantor Inc.	1,935,000	51,761,250 *
Bio-Techne Corp.	277,000	22,600,430
ICON PLC	172,000	56,491,680 *
Total Life Sciences Tools & Services		130,853,360

Total Health Care		216,417,512
Industrials — 18.7%
Aerospace & Defense — 1.4%
CAE Inc.	1,433,000	26,051,940 *
Building Products — 1.7%
Resideo Technologies Inc.	1,393,000	31,648,960 *
Commercial Services & Supplies — 2.8%
Clean Harbors Inc.	211,000	50,372,030 *
Construction & Engineering — 4.6%
API Group Corp.	823,000	31,183,470 *
WillScot Holdings Corp.	1,282,000	52,562,000 *
Total Construction & Engineering		83,745,470
Electrical Equipment — 5.4%
Atkore Inc.	194,000	26,190,000
Regal Rexnord Corp.	313,000	50,292,840
Vertiv Holdings Co., Class A Shares	280,000	22,036,000
Total Electrical Equipment		98,518,840
See Notes to Schedule of Investments.

ClearBridge Mid Cap Fund 2024 Quarterly Report

 ClearBridge Mid Cap Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Machinery — 1.2%
ATS Corp.	83,000	$2,495,810 *
ATS Corp., CN	612,000	18,391,250 *
Total Machinery		20,887,060
Trading Companies & Distributors — 1.6%
Ferguson PLC	131,000	29,167,150

Total Industrials		340,391,450
Information Technology — 14.1%
Electronic Equipment, Instruments & Components — 3.7%
Keysight Technologies Inc.	182,000	25,401,740 *
Teledyne Technologies Inc.	98,000	41,342,280 *
Total Electronic Equipment, Instruments & Components		66,744,020
Semiconductors & Semiconductor Equipment — 2.9%
Entegris Inc.	131,000	15,495,990
Marvell Technology Inc.	556,000	37,240,880
Total Semiconductors & Semiconductor Equipment		52,736,870
Software — 7.5%
AppLovin Corp., Class A Shares	338,000	26,059,800 *
Aspen Technology Inc.	92,000	17,291,400 *
Bentley Systems Inc., Class B Shares	266,000	12,964,840
Dynatrace Inc.	394,000	17,304,480 *
Freshworks Inc., Class A Shares	1,199,000	14,987,500 *
NCR Voyix Corp.	1,257,000	18,540,750 *
PTC Inc.	99,000	17,607,150 *
Rubrik Inc., Class A Shares	331,926	12,347,647 *
Total Software		137,103,567

Total Information Technology		256,584,457
Materials — 7.1%
Chemicals — 4.8%
Ashland Inc.	525,000	50,741,250
Eastman Chemical Co.	367,000	37,922,110
Total Chemicals		88,663,360
Containers & Packaging — 2.3%
Crown Holdings Inc.	469,000	41,600,300

Total Materials		130,263,660
Real Estate — 6.0%
Health Care REITs — 2.3%
Alexandria Real Estate Equities Inc.	349,000	40,934,210
Real Estate Management & Development — 1.3%
CoStar Group Inc.	313,000	24,420,260 *
Residential REITs — 1.4%
Sun Communities Inc.	199,000	25,219,270
Retail REITs — 1.0%
NNN REIT Inc.	424,000	19,033,360

Total Real Estate		109,607,100
See Notes to Schedule of Investments.

ClearBridge Mid Cap Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2024
 ClearBridge Mid Cap Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Utilities — 4.6%
Electric Utilities — 2.7%
Eversource Energy		315,000	$20,446,650
PPL Corp.		1,002,000	29,779,440
Total Electric Utilities			50,226,090
Independent Power and Renewable Electricity Producers — 0.6%
Vistra Corp.		130,000	10,298,600
Multi-Utilities — 1.3%
DTE Energy Co.		194,000	23,382,820

Total Utilities			83,907,510
Total Investments before Short-Term Investments (Cost — $1,271,256,490)			1,785,138,539
	Rate
Short-Term Investments — 2.1%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	5.143%	19,150,460	19,150,460 (a)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	5.238%	19,150,460	19,150,460 (a)(b)

Total Short-Term Investments (Cost — $38,300,920)			38,300,920
Total Investments — 100.2% (Cost — $1,309,557,410)			1,823,439,459
Liabilities in Excess of Other Assets — (0.2)%			(3,001,275)
Total Net Assets — 100.0%			$1,820,438,184

*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2024, the total market value of investments in Affiliated Companies was $19,150,460 and the cost was $19,150,460 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
CN	—	Canadian National Stock Exchange
REIT	—	Real Estate Investment Trust
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Mid Cap Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Mid Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Mid Cap Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,785,138,539	—	—	$1,785,138,539
Short-Term Investments†	38,300,920	—	—	38,300,920
Total Investments	$1,823,439,459	—	—	$1,823,439,459

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2024. The following transactions were effected in such company for the period ended July 31, 2024.

	Affiliate Value at October 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$30,102,788	$147,338,384	147,338,384	$158,290,712	158,290,712

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2024
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$542,861	—	$19,150,460

ClearBridge Mid Cap Fund 2024 Quarterly Report